UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES EC FUND

FORM N-Q

NOVEMBER 30, 2017

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 20.3%
Argentina - 2.4%
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,650,000		$2,823,363	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,280,000		2,551,092	(a)
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.468%	6/21/20	6,200,000	ARS	382,733	(b)
Republic of Argentina, Bonds	18.200%	10/3/21	183,730,000	ARS	10,900,421
Republic of Argentina, Senior Bonds	6.875%	4/22/21	2,590,000		2,816,301
Republic of Argentina, Senior Bonds	5.625%	1/26/22	14,490,000		15,243,480
Republic of Argentina, Senior Bonds	7.500%	4/22/26	1,710,000		1,937,430
Republic of Argentina, Senior Bonds	7.625%	4/22/46	1,130,000		1,269,555

Total Argentina					37,924,375

Brazil - 5.4%
Federative Republic of Brazil, Notes	10.000%	1/1/21	43,155,000	BRL	13,450,968
Federative Republic of Brazil, Notes	10.000%	1/1/23	209,178,000	BRL	63,946,156
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	3,180,000		3,248,370
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,910,000		3,655,850

Total Brazil					84,301,344

China - 1.3%
China Government Bond, Senior Bonds	3.390%	5/21/25	140,000,000	CNY	20,252,318	(c)

Colombia - 0.0%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	500,000		569,000

Indonesia - 0.1%
Republic of Indonesia, Notes	3.750%	4/25/22	1,000,000		1,032,507	(c)

Mexico - 7.8%
United Mexican States, Senior Bonds	8.000%	6/11/20	10,431,100	MXN	571,794
United Mexican States, Senior Bonds	6.500%	6/9/22	203,825,000	MXN	10,675,488
United Mexican States, Senior Bonds	10.000%	12/5/24	352,420,000	MXN	21,873,314
United Mexican States, Senior Bonds	7.750%	11/13/42	195,291,500	MXN	10,705,158
United Mexican States, Senior Bonds	8.000%	11/7/47	1,278,460,000	MXN	72,021,895
United Mexican States, Senior Notes	3.600%	1/30/25	3,310,000		3,387,785
United Mexican States, Senior Notes	4.750%	3/8/44	3,380,000		3,442,530

Total Mexico					122,677,964

Peru - 0.3%
Republic of Peru, Senior Bonds	6.550%	3/14/37	510,000		689,627
Republic of Peru, Senior Bonds	5.625%	11/18/50	2,520,000		3,231,900

Total Peru					3,921,527

Russia - 3.0%
Russian Federal Bond, Bonds	7.000%	8/16/23	356,920,000	RUB	6,026,062
Russian Federal Bond, Bonds	7.750%	9/16/26	659,350,000	RUB	11,558,363
Russian Federal Bond, Bonds	8.150%	2/3/27	613,510,000	RUB	11,003,385
Russian Federal Bond, Bonds	7.050%	1/19/28	1,147,811,000	RUB	19,048,518

Total Russia					47,636,328

TOTAL SOVEREIGN BONDS (Cost - $333,837,459)					318,315,363

ASSET-BACKED SECURITIES - 5.0%
Ameriquest Mortgage Securities Inc., 2004-R7 M3 (1 mo. USD LIBOR + 1.020%)	2.349%	8/25/34	1,942,083		1,926,764	(b)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	1.728%	7/25/36	23,290,000		21,423,418	(a)(b)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	2.828%	10/25/37	8,350,000		8,116,440	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
CIT Mortgage Loan Trust, 2007-1 2M1 (1 mo. USD LIBOR + 1.500%)	2.828%	10/25/37	14,170,000	$13,198,410	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A (1 mo. USD LIBOR + 0.240%)	1.490%	2/15/30	2,719,166	2,447,707	(b)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	9,533,392	9,792,065
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 0.900%)	2.229%	1/25/35	4,725,750	4,165,985	(a)(b)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	2.699%	4/15/29	2,000,000	2,019,076	(a)(b)
Park Place Securities Inc., Pass -Through Certificates, 2005-WHQ4 M2 (1 mo. USD LIBOR + 0.490%)	1.819%	9/25/35	7,260,000	7,248,852	(b)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	1.679%	8/25/36	8,810,000	8,325,009	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $73,583,886)				78,663,726

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 16.1%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.747%	4/10/49	6,073,388	5,495,192	(b)
Banc of America Funding Corp., 2015-R3 1A2	1.427%	3/27/36	28,545,980	17,926,362	(a)(b)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	5.941%	8/10/45	20,505,513	16,257,796	(a)(b)
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	1.397%	11/26/36	16,301,925	14,398,716	(a)(b)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW17 AJ	5.930%	6/11/50	777,968	779,368	(b)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	487,911	299,923	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR7 XA, IO	1.353%	3/10/46	14,455,626	730,229	(b)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	720,000	746,324	(b)
Countrywide Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	1.509%	6/25/47	7,488,088	6,504,815	(b)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.487%	6/15/38	81,204	42,945	(b)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,786,185	2,357,841
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	2,044,655	2,017,410	(b)
Credit Suisse Mortgage Trust, 2014-11R 14A1 (1 mo. USD LIBOR + 0.200%)	1.437%	6/27/46	3,282,797	3,251,727	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2 (6 mo. USD LIBOR + 2.000%)	3.281%	1/27/36	4,251,322	3,003,098	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,130,000	1,008,157	(a)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	932,035	(a)
Credit Suisse Mortgage Trust, 2015-TOWN F (1 mo. USD LIBOR + 4.500%)	5.750%	3/15/28	2,370,000	2,380,467	(a)(b)
Credit Suisse Mortgage Trust, 2015-TOWN TF (1 mo. USD LIBOR + 4.143%)	5.393%	3/15/28	2,540,000	2,528,608	(a)(b)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.620%)	6.870%	7/15/32	16,100,000	16,044,632	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	8.802%	4/15/36	4,569,582	1,611,046	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K503 X1, IO	0.588%	8/25/19	59,841,661	316,544	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.448%	11/25/19	30,093,130	574,746	(b)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	6.329%	7/25/25	887,328	971,841	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	5.579%	1/25/29	14,280,000	15,883,801	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.179%	10/25/29	16,410,000	$17,439,191	(a)(b)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	4,390,000	2,322,527	(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	413,523	356,851	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.657%	5/16/55	13,794,052	628,101	(b)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	1.847%	11/26/37	15,882,574	13,607,840	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.594%	11/15/47	3,940,000	3,952,536	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	5,870,000	3,938,829
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	6,310,000	6,352,214
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	2,927,403	2,432,156	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.989%	2/12/49	3,100,000	2,314,371	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.134%	2/15/51	109,595	107,667	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	18,270,000	5,450,401	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	10,820,000	3,227,992	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M (1 mo. USD LIBOR + 6.225%)	7.475%	10/15/19	1,200,000	1,216,457	(a)(b)
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. USD LIBOR + 7.218%)	8.468%	9/15/20	4,724,666	4,801,233	(a)(b)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 6.900%)	8.150%	9/15/28	5,545,947	5,654,593	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	2,621,609	2,197,288	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,145,680	960,245	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	1,296,725	1,071,905	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C14 F	3.710%	2/15/47	8,480,000	4,710,937	(a)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	909,208	738,160
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	7,468,642	7,256,957
Morgan Stanley Re-remic Trust, 2015-R6 1B (1 mo. USD LIBOR + 0.260%)	1.497%	7/26/45	6,903,246	3,334,947	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,814,105	1,355,490	(a)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	2.482%	12/26/37	19,915,395	15,595,965	(a)(b)
Residential Accredit Loans Inc., 2005-QS6 A4 (-3.285 x 1 mo. USD LIBOR + 23.000%)	18.635%	5/25/35	1,990,698	2,565,718	(b)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	1.879%	5/25/37	11,087,083	8,337,852	(b)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000% x 1 mo. USD LIBOR + 7.100%)	5.771%	7/25/36	19,838,942	5,789,434	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,028,259
WF-RBS Commercial Mortgage Trust, 2014-C22 D	4.055%	9/15/57	4,390,000	3,472,653	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	$1,305,217
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,591,847	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $246,223,574)				251,179,456

CORPORATE BONDS & NOTES - 12.8%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.8%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	2,950,000	3,056,937
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	2,640,000	2,745,600
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	870,000	903,974
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	5,558,000	5,942,225	(a)

Total Auto Components				12,648,736

Automobiles - 0.2%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000	2,898,840

Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	420,000	432,338	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	4.875%	11/1/20	3,457,000	3,652,009
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	600,000	649,122
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,760,000	1,859,616
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,820,000	1,888,250	(a)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	2,880,000	3,045,600	(a)

Total Hotels, Restaurants & Leisure				11,526,935

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,510,000	1,560,963

Internet & Direct Marketing Retail - 0.2%
Netflix Inc., Senior Bonds	5.875%	2/15/25	3,345,000	3,587,512

Media - 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,460,000	1,449,962	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	667,927
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	105,806
DISH DBS Corp., Senior Notes	7.875%	9/1/19	250,000	268,178
DISH DBS Corp., Senior Notes	6.750%	6/1/21	710,000	757,925
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,070,000	3,169,775
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,310,000	2,335,987
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	2,310,000	2,331,668	(a)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	350,000	345,188	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	1,840,000	1,860,479	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	3,000,000	3,123,750	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	680,000	706,350	(a)

Total Media				17,122,995

Multiline Retail - 0.3%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	3,700,000	3,889,625

TOTAL CONSUMER DISCRETIONARY				53,235,606

CONSUMER STAPLES - 1.0%
Beverages - 0.6%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	4,314,076
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	120,000	135,288
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	318,692
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,707,494
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,980,000	2,045,340	(a)

Total Beverages				8,520,890

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.4%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	4,649,000	$4,944,871	(a)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	1,800,000	1,869,750	(a)

Total Food Products				6,814,621

TOTAL CONSUMER STAPLES				15,335,511

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	1,310,000	1,367,260
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	1,790,000	1,850,412	(a)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	144,000	154,260	(a)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	230,000	232,875
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	380,000	351,500
Enterprise Products Operating LLC, Junior Subordinated Notes (3 mo. USD LIBOR + 3.708%)	5.084%	8/1/66	310,000	310,387	(b)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	2,000,000	1,110,000
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	300,000	385,312
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	10,000	10,662	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,914,447
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,834,190
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	1,040,000	1,062,100
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,250,000	1,257,812
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	1,082,150
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,886,775
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	309,540
QEP Resources Inc., Senior Notes	6.875%	3/1/21	430,000	467,087
Range Resources Corp., Senior Notes	5.875%	7/1/22	560,000	578,200
Range Resources Corp., Senior Notes	5.000%	3/15/23	920,000	915,400
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,180,000	1,156,400
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	32,893
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,443,181
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	54,357	55,444	(a)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	1,140,000	1,148,550
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,060,000	2,070,300
Williams Cos. Inc., Debentures	7.500%	1/15/31	152,000	187,720
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	239,488
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	6,140,750
WPX Energy Inc., Senior Notes	6.000%	1/15/22	60,000	62,100
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	362,800

TOTAL ENERGY				29,979,995

FINANCIALS - 1.6%
Banks - 0.2%
CIT Group Inc., Senior Notes	5.375%	5/15/20	130,000	138,125
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,651,000	2,839,884
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	765,877

Total Banks				3,743,886

Consumer Finance - 0.5%
Ally Financial Inc., Senior Notes	3.500%	1/27/19	1,460,000	1,478,250
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,000,000	3,986,250
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	170,000	185,725
Navient Corp., Senior Notes	4.875%	6/17/19	2,000,000	2,050,000

Total Consumer Finance				7,700,225

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	2,780,000	$2,962,510
DAE Funding LLC, Senior Notes	4.500%	8/1/22	1,078,000	1,075,305	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	1,030,000	1,032,575	(a)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,850,000	1,947,663
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	710,000	728,637	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	4,300,000	4,412,875	(a)

Total Diversified Financial Services				12,159,565

Thrifts & Mortgage Finance - 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	2,112,500	(a)

TOTAL FINANCIALS				25,716,176

HEALTH CARE - 1.6%
Health Care Providers & Services - 1.3%
Centene Corp., Senior Notes	4.750%	5/15/22	1,260,000	1,314,193
Centene Corp., Senior Notes	6.125%	2/15/24	430,000	461,175
Centene Corp., Senior Notes	4.750%	1/15/25	1,280,000	1,316,224
DaVita Inc., Senior Notes	5.000%	5/1/25	200,000	200,560
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	1,325,365	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,480,006	(a)
HCA Inc., Debentures	7.500%	11/15/95	10,000	10,250
HCA Inc., Senior Bonds	5.375%	2/1/25	210,000	218,400
HCA Inc., Senior Notes	7.500%	2/15/22	390,000	440,700
HCA Inc., Senior Notes	5.875%	5/1/23	850,000	903,125
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	90,000	91,485
HCA Inc., Senior Secured Notes	5.875%	3/15/22	1,750,000	1,900,938
HCA Inc., Senior Secured Notes	5.000%	3/15/24	370,000	389,425
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,030,000	2,160,681
HCA Inc., Senior Secured Notes	5.500%	6/15/47	800,000	812,000
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,970,000	2,951,437

Total Health Care Providers & Services				19,975,964

Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	200,000	198,750	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	50,000	50,062	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	2,250,000	2,227,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	220,000	189,475	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	670,000	587,791	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	610,000	642,025	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	1,720,000	1,846,850	(a)

Total Pharmaceuticals				5,742,453

TOTAL HEALTH CARE				25,718,417

INDUSTRIALS - 0.3%
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	53,160	60,602

Commercial Services & Supplies - 0.2%
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Senior Notes	5.250%	4/15/21	670,000	683,286	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	130,000	137,638
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	1,805,000	1,926,837
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	570,000	577,838

Total Commercial Services & Supplies				3,325,599

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.1%
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	1,280,000	$1,312,000	(a)

TOTAL INDUSTRIALS				4,698,201

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.3%
First Data Corp., Senior Notes	7.000%	12/1/23	210,000	223,125	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	4,450,000	4,622,437	(a)

Total IT Services				4,845,562

Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology Inc., Senior Notes	5.250%	1/15/24	100,000	104,750	(a)
Micron Technology Inc., Senior Notes	5.500%	2/1/25	11,000	11,688

Total Semiconductors & Semiconductor Equipment				116,438

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,262,330	(a)

TOTAL INFORMATION TECHNOLOGY				8,224,330

MATERIALS - 1.4%
Chemicals - 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,175,988	(a)
Westlake Chemical Corp., Senior Notes	4.625%	2/15/21	1,130,000	1,169,550
Westlake Chemical Corp., Senior Notes	4.875%	5/15/23	660,000	691,350

Total Chemicals				3,036,888

Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	910,000	969,241	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	1,490,000	1,534,700	(a)
Graphic Packaging International Inc., Senior Notes	4.875%	11/15/22	960,000	1,026,000
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,000,000	1,145,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,290,000	1,339,988	(a)

Total Containers & Packaging				6,014,929

Metals & Mining - 0.8%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	5,065,000	5,598,344	(a)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,140,000	2,386,100	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	560,262
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,850,000	3,492,704

Total Metals & Mining				12,037,410

TOTAL MATERIALS				21,089,227

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.1%
CenturyLink Inc., Senior Notes	5.625%	4/1/20	120,000	120,750
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,920,000	2,054,976	(a)

Total Diversified Telecommunication Services				2,175,726

Wireless Telecommunication Services - 0.9%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	1,000,000	1,047,500	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,020,000	1,048,050	(a)
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,886,140

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	200,000	$216,000	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	790,000	916,400
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	1,500,000	1,610,625	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	2,387,000	2,548,123
Sprint Corp., Senior Notes	7.875%	9/15/23	560,000	604,800
Sprint Corp., Senior Notes	7.625%	2/15/25	3,363,000	3,579,913

Total Wireless Telecommunication Services				13,457,551

TOTAL TELECOMMUNICATION SERVICES				15,633,277

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp., Senior Notes	7.375%	7/1/21	850,000	960,500
AES Corp., Senior Notes	5.500%	4/15/25	30,000	31,763
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	165,630	161,489

TOTAL UTILITIES				1,153,752

TOTAL CORPORATE BONDS & NOTES (Cost - $190,725,546)				200,784,492

SENIOR LOANS - 26.3%
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.4%
American Axle & Manufacturing Inc., Term Loan B	3.580 - 3.620%	4/6/24	6,078,900	6,101,757	(b)(e)(f)(g)

Diversified Consumer Services - 0.7%
Prime Security Services Borrower LLC, 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.100%	5/2/22	10,966,501	11,059,892	(b)(e)(f)(g)

Hotels, Restaurants & Leisure - 3.8%
1011778 B.C. Unlimited Liability Co., Term Loan B3	3.583 - 3.600%	2/16/24	8,968,654	8,979,865	(b)(e)(f)
Aristocrat Leisure Ltd., 2017 Term Loan B (3 mo. LIBOR + 2.000%)	3.363%	10/20/21	2,288,146	2,303,264	(b)(e)(f)
Boyd Gaming Corp., Term Loan B3 (1 Week LIBOR + 2.500%)	3.701%	9/15/23	4,929,279	4,958,934	(b)(e)(f)
Caesars Resort Collection LLC, 2017 First Lien Term Loan B	—	9/27/24	9,519,330	9,570,496	(g)
CCM Merger Inc., New Term Loan B (1 mo. LIBOR + 2.750%)	4.100%	8/8/21	1,404,241	1,411,437	(b)(e)(f)
Four Seasons Hotels Ltd., New First Lien Term Loan (1 mo. LIBOR + 2.500%)	3.850%	11/30/23	2,493,719	2,509,526	(b)(e)(f)(g)
Golden Nugget Inc., 2017 Incremental Term Loan (2 mo. LIBOR + 3.250%)	4.554 - 4.656%	10/4/23	8,973,421	9,055,941	(b)(e)(f)(g)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 2.000%)	3.328%	10/25/23	8,948,705	9,005,145	(b)(e)(f)(g)
Scientific Games International Inc., 2017 Term Loan B4 (1 mo. LIBOR + 3.250%)	4.600 - 4.673%	8/14/24	9,159,664	9,257,700	(b)(e)(f)(g)
Station Casinos LLC, 2016 Term Loan B (1 mo. LIBOR + 2.500%)	3.820%	6/8/23	2,690,181	2,697,654	(b)(e)(f)

Total Hotels, Restaurants & Leisure				59,749,962

Media - 2.8%
CBS Radio Inc., 2017 Term Loan B	—	11/17/24	7,808,000	7,839,716	(g)
Charter Communications Operating LLC, 2016 Term Loan H Add (1 mo. LIBOR + 2.000%)	3.350%	1/15/22	1,974,937	1,984,504	(b)(e)(f)
Charter Communications Operating LLC, 2016 Term Loan I Add (1 mo. LIBOR + 2.250%)	3.600%	1/15/24	5,078,442	5,109,832	(b)(e)(f)
Numericable Group SA, USD Term Loan B12 (3 mo. LIBOR + 3.000%)	4.349%	1/31/26	6,670,000	6,564,394	(b)(e)(f)
Univision Communications Inc., Term Loan C5 (1 mo. LIBOR + 2.750%)	4.100%	3/15/24	8,997,578	8,951,340	(b)(e)(f)(g)
UPC Financing Partnership, USD Term Loan AR (1 mo. LIBOR + 2.500%)	3.750%	1/15/26	9,520,000	9,545,504	(b)(e)(f)(g)
Ziggo Secured Finance Partnership, USD Term Loan E (1 mo. LIBOR + 2.500%)	3.750%	4/15/25	3,208,000	3,195,110	(b)(e)(f)(g)

Total Media				43,190,400

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.7%
Academy Ltd., 2015 Term Loan B (3 mo. LIBOR + 4.000%)	5.240 - 5.318%	7/1/22	2,944,108	$2,392,088	(b)(e)(f)
CWGS Group LLC, 2016 Term Loan (1 mo. LIBOR + 3.000%)	4.242 - 4.350%	11/8/23	1,415,534	1,425,856	(b)(e)(f)
Michaels Stores Inc., 2016 Term Loan B1 (1 mo. LIBOR + 2.750%)	3.995 - 4.100%	1/30/23	5,747,332	5,709,164	(b)(e)(f)(g)
Party City Holdings Inc., 2016 Term Loan (3 mo. LIBOR + 3.000%)	4.340 - 4.580%	8/19/22	4,789,294	4,798,648	(b)(e)(f)
Petco Animal Supplies Inc., 2017 Term Loan B (3 mo. LIBOR + 3.000%)	4.380%	1/26/23	4,606,195	3,638,894	(b)(e)(f)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.340%	3/11/22	6,625,340	5,704,696	(b)(e)(f)
Staples Inc., 2017 Term Loan B (3 mo. LIBOR + 4.000%)	5.310%	9/12/24	3,763,963	3,608,699	(b)(e)(f)(g)

Total Specialty Retail				27,278,045

TOTAL CONSUMER DISCRETIONARY				147,380,056

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.3%
Albertsons LLC, USD 2017 Term Loan B4 (1 mo. LIBOR + 2.750%)	4.100%	8/25/21	3,422,538	3,332,083	(b)(e)(f)
Albertsons LLC, USD 2017 Term Loan B6 (3 mo. LIBOR + 3.000%)	4.462%	6/22/23	2,328,310	2,265,898	(b)(e)(f)

Total Food & Staples Retailing				5,597,981

Food Products - 0.4%
CSM Bakery Solutions LLC, First Lien Term Loan (3 mo. LIBOR + 4.000%)	5.340%	7/3/20	85,010	83,682	(b)(e)(f)
Post Holdings Inc., 2017 Series A Incremental Term Loan (1 mo. LIBOR + 2.250%)	3.600%	5/24/24	5,703,195	5,731,266	(b)(e)(f)(g)

Total Food Products				5,814,948

TOTAL CONSUMER STAPLES				11,412,929

FINANCIALS - 0.1%
Capital Markets - 0.1%
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	3.333%	3/27/23	690,907	694,423	(b)(e)(f)

HEALTH CARE - 3.0%
Health Care Providers & Services - 1.5%
Air Medical Group Holdings Inc., Term Loan B (3 mo. LIBOR + 3.250%)	4.492%	4/28/22	1,964,824	1,961,755	(b)(e)(f)
Air Medical Group Holdings Inc., Term Loan B1 (1 mo. LIBOR + 4.000%)	5.313%	4/28/22	2,264,279	2,273,377	(b)(e)(f)
HCA Inc., Term Loan B8 (1 mo. LIBOR + 2.250%)	3.600%	2/15/24	947,000	953,363	(b)(e)(f)(g)
Jaguar Holding Co. II, 2017 Term Loan (3 mo. LIBOR + 2.750%)	4.083 - 4.100%	8/18/22	8,749,411	8,775,108	(b)(e)(f)(g)
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 mo. LIBOR + 3.000%)	4.333%	6/7/23	8,952,692	8,971,081	(b)(e)(f)

Total Health Care Providers & Services				22,934,684

Health Care Technology - 0.3%
Change Healthcare Holdings Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.100%	3/1/24	5,244,490	5,263,748	(b)(e)(f)

Life Sciences Tools & Services - 0.5%
PAREXEL International Corp., Term Loan B (1 mo. LIBOR + 3.000%)	4.350%	9/27/24	7,650,000	7,702,594	(b)(e)(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.7%
Catalent Pharma Solutions Inc., USD Term Loan B (1 mo. LIBOR + 2.250%)	3.492%	5/20/21	8,973,000	$9,039,499	(b)(e)(f)(g)
Valeant Pharmaceuticals International Inc., Term Loan B F1 (1 mo. LIBOR + 3.500%)	4.750%	4/1/22	1,575,932	1,599,768	(b)(e)(f)(h)

Total Pharmaceuticals				10,639,267

TOTAL HEALTH CARE				46,540,293

INDUSTRIALS - 4.0%
Air Freight & Logistics - 0.9%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2 (1 mo. LIBOR + 2.250%)	3.533%	4/3/22	9,015,000	9,026,296	(b)(e)(f)(g)
XPO Logistics Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.599%	11/1/21	5,242,941	5,273,103	(b)(e)(f)(g)

Total Air Freight & Logistics				14,299,399

Airlines - 0.6%
American Airlines Inc., 2017 Incremental Term Loan	—	12/14/23	6,010,000	6,016,263	(g)
American Airlines Inc., 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.328%	6/26/20	4,440,475	4,446,580	(b)(e)(f)(g)

Total Airlines				10,462,843

Building Products - 0.8%
GYP Holdings III Corp., 2017 Term Loan B (3 mo. LIBOR + 3.000%)	4.380%	4/1/23	1,826,944	1,839,505	(b)(e)(f)
Quikrete Holdings Inc., 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	—	11/15/23	10,494,500	10,536,772	(b)(e)(f)(g)

Total Building Products				12,376,277

Commercial Services & Supplies - 0.4%
Brickman Group Ltd. LLC, First Lien Term Loan (1 mo. LIBOR + 3.000%)	4.283 - 4.380%	12/18/20	964,759	970,789	(b)(e)(f)
Wrangler Buyer Corp., Term Loan B	4.100%	9/27/24	5,000,000	5,035,270	(g)

Total Commercial Services & Supplies				6,006,059

Electrical Equipment - 0.0%
Generac Power Systems Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.585%	5/31/23	774,167	777,311	(b)(e)(f)

Marine - 0.1%
Commercial Barge Line Co., 2015 First Lien Term Loan (1 mo. LIBOR + 8.750%)	10.100%	11/12/20	1,529,560	986,566	(b)(e)(f)(h)

Professional Services - 0.6%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.350%	4/10/23	8,972,295	9,019,955	(b)(e)(f)(g)

Trading Companies & Distributors - 0.6%
Beacon Roofing Supply Inc., 2017 Term Loan B	—	8/23/24	8,975,000	9,017,470	(g)

TOTAL INDUSTRIALS				62,945,880

INFORMATION TECHNOLOGY - 2.7%
Electronic Equipment, Instruments & Components - 0.2%
Zebra Technologies Corp., 2017 Term Loan B (3 mo. LIBOR + 2.000%)	3.363%	10/27/21	3,262,388	3,279,264	(b)(e)(f)(g)

Internet Software & Services - 0.1%
Ancestry.com Operations Inc., 2017 First Lien Term Loan (3 mo. LIBOR + 3.250%)	4.500%	10/19/23	1,584,000	1,595,386	(b)(e)(f)

IT Services - 0.6%
First Data Corp., 2022 USD Term Loan (1 mo. LIBOR + 2.250%)	3.563%	7/8/22	1,000,000	1,001,593	(b)(e)(f)
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	3.563%	4/26/24	8,974,410	8,991,237	(b)(e)(f)(g)

Total IT Services				9,992,830

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.4%
ON Semiconductor Corp., 2017 First Lien Term Loan	—	3/31/23	5,930,652	$5,964,012	(g)(h)

Software - 0.8%
Dell Inc., 2017 First Lien Term Loan (1 mo. LIBOR + 2.000%)	3.350%	9/7/23	8,620,000	8,637,421	(b)(e)(f)(g)
Dell Inc., 2017 Term Loan A2 (1 mo. LIBOR + 1.750%)	3.100%	9/7/21	1,842,152	1,844,830	(b)(e)(f)
Sophia LP, 2017 Term Loan B (3 mo. LIBOR + 3.250%)	4.583%	9/30/22	1,940,762	1,942,379	(b)(e)(f)

Total Software				12,424,630

Technology Hardware, Storage & Peripherals - 0.6%
Western Digital Corp., 2017 Term Loan B	—	4/29/23	8,480,000	8,523,282	(g)

TOTAL INFORMATION TECHNOLOGY				41,779,404

MATERIALS - 2.1%
Construction Materials - 0.4%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B (1 mo. LIBOR + 2.500%)	3.850%	10/31/23	5,748,928	5,779,467	(b)(e)(f)

Containers & Packaging - 1.7%
Berry Plastics Group Inc., Term Loan M (1 mo. LIBOR + 2.250%)	3.496 - 3.600%	10/1/22	7,465,564	7,497,644	(b)(e)(f)(g)
Berry Plastics Group Inc., Term Loan N (1 mo. LIBOR + 2.250%)	3.496%	1/19/24	2,079,550	2,087,564	(b)(e)(f)
BWAY Holding Co., 2017 Term Loan B (3 mo. LIBOR + 3.250%)	4.522 - 4.599%	4/3/24	8,966,675	9,018,978	(b)(e)(f)(g)
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.100%	2/5/23	8,876,894	8,926,853	(b)(e)(f)(g)

Total Containers & Packaging				27,531,039

TOTAL MATERIALS				33,310,506

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 mo. LIBOR + 2.250%)	3.600%	4/25/23	9,143,133	9,194,563	(b)(e)(f)(g)

Real Estate Management & Development - 0.3%
CityCenter Holdings LLC, 2017 Term Loan B (1 mo. LIBOR + 2.500%)	3.850%	4/18/24	3,649,275	3,670,372	(b)(e)(f)
Realogy Corp., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.600%	7/20/22	1,729,630	1,739,089	(b)(e)(f)

Total Real Estate Management & Development				5,409,461

TOTAL REAL ESTATE				14,604,024

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
CenturyLink Inc., 2017 Term Loan B (3 mo. LIBOR + 2.750%)	4.100%	1/31/25	4,135,000	3,976,923	(b)(e)(f)(g)
Level 3 Financing Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.696%	2/22/24	5,750,000	5,753,594	(b)(e)(f)(g)
Unitymedia Finance LLC, Term Loan B	—	9/30/25	6,750,000	6,758,437	(g)
Unitymedia Finance LLC, USD Term Loan D	—	10/16/24	3,520,000	3,504,160	(g)
Virgin Media Bristol LLC, 2017 USD Term Loan	—	1/31/26	8,760,196	8,766,451	(g)
Windstream Services LLC, Repriced Term Loan B6	5.270 - 5.370%	3/29/21	4,390,126	4,111,353	(b)(e)(f)

Total Diversified Telecommunication Services				32,870,918

Wireless Telecommunication Services - 0.5%
CSC Holdings LLC, 2017 First Lien Term Loan (1 mo. LIBOR + 2.250%)	3.514%	7/17/25	1,958,906	1,949,112	(b)(e)(f)
Sprint Communications Inc., First Lien Term Loan B (1 mo. LIBOR + 2.500%)	3.875%	2/2/24	5,537,175	5,544,788	(b)(e)(f)

Total Wireless Telecommunication Services				7,493,900

TOTAL TELECOMMUNICATION SERVICES				40,364,818

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.8%
Electric Utilities - 0.2%
Vistra Operations Co., LLC, 2016 Term Loan B2	4.016 - 4.084%	12/14/23	3,176,000	$3,199,820	(b)(e)(f)

Independent Power and Renewable Electricity Producers - 0.6%
Energy Future Intermediate Holding Co., LLC, 2017 DIP Term Loan (1 mo. LIBOR + 3.000%)	4.283 - 4.350%	6/30/18	8,750,000	8,785,542	(b)(e)(f)(g)

TOTAL UTILITIES				11,985,362

TOTAL SENIOR LOANS (Cost - $414,433,151)				411,017,695

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.9%
U.S. Government Agencies - 0.6%
Federal National Mortgage Association (FNMA)	1.875%	9/18/18	10,000,000	10,019,750

U.S. Government Obligations - 4.3%
U.S. Treasury Bonds	3.750%	11/15/43	36,910,000	43,333,205
U.S. Treasury Notes	0.750%	2/28/18	10,000,000	9,986,550
U.S. Treasury Notes	1.625%	6/30/20	13,000,000	12,921,035
U.S. Treasury Notes	1.875%	4/30/22	30,000	29,701
U.S. Treasury Notes	2.250%	11/15/25	760,000	753,528

Total U.S. Government Obligations				67,024,019

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $74,850,801)				77,043,769

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $20,926)			2,559	7,037	*(h)(i)

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	7.201%		32,991	861,725	(b)

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%		1,137,600	11,376	*(h)(i)

TOTAL PREFERRED STOCKS (Cost - $911,328)				873,101

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.1%
Exchange-Traded Purchased Options - 0.1%
Euro Bund Futures, Call @ 170.50EUR		2/23/18	3,350	335,000,000	$79,747
Euro Currency Futures, Call @ $1.18		12/8/17	375	46,875,000	567,187
U.S. Treasury 5-Year Notes Futures, Put @ $110.25		2/23/18	465	465,000	7,266
U.S. Treasury 5-Year Notes Futures, Put @ $112.25		2/23/18	1,785	1,785,000	41,837
U.S. Treasury 10-Year Notes Futures, Put @ $116.50		2/23/18	5,422	5,422,000	169,437
U.S. Treasury Long-Term Bonds Futures, Call @ $183.00		2/23/18	550	550,000	8,594
U.S. Treasury Long-Term Bonds Futures, Put @ $124.00		2/23/18	263	263,000	4,109
U.S. Treasury Long-Term Bonds Futures, Put @ $125.00		2/23/18	37	37,000	578

TOTAL PURCHASED OPTIONS (Cost - $475,793)					878,755

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,335,062,464)					1,338,763,394

	RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 20.8%
Time Deposits - 2.5%
State Street Corp. (Cost - $39,644,000)	0.120%		12/1/17	$39,644,000	$39,644,000

U.S. Government Agencies - 18.3%
Federal Home Loan Bank (FHLB), Discount Notes	1.093%		1/12/18	40,000,000	39,949,134	(j)
Federal Home Loan Bank (FHLB), Discount Notes	1.123%		1/26/18	10,000,000	9,982,578	(j)
Federal Home Loan Bank (FHLB), Discount Notes	1.095%		2/1/18	25,000,000	24,944,450	(j)
Federal Home Loan Bank (FHLB), Discount Notes	1.100%		2/5/18	10,000,000	9,976,350	(j)
Federal Home Loan Bank (FHLB), Discount Notes	1.124%		2/7/18	15,000,000	14,963,445	(j)
Federal Home Loan Bank (FHLB), Discount Notes	1.126 - 1.131%		3/2/18	50,000,000	49,831,900	(j)
Federal Home Loan Bank (FHLB), Discount Notes	1.105%		2/8/18	75,000,000	74,814,525	(j)
Federal Home Loan Bank (FHLB), Discount Notes	1.147%		3/14/18	8,000,000	7,969,560	(j)
Federal Home Loan Bank (FHLB), Discount Notes	1.182 - 1.192%		4/2/18	53,000,000	52,755,723	(j)

Total U.S. Government Agencies (Cost - $285,294,992)					285,187,665

TOTAL SHORT-TERM INVESTMENTS (Cost - $324,938,992)					324,831,665

TOTAL INVESTMENTS - 106.4% (Cost - $1,660,001,456)					1,663,595,059
Liabilities in Excess of Other Assets - (6.4)%					(99,680,313)

TOTAL NET ASSETS - 100.0%					$1,563,914,746

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	All or a portion of this loan is unfunded as of November 30, 2017. The interest rate for fully unfunded term loans is to be determined.

(h)	Security is valued using significant unobservable inputs (See Note 1).

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(j)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
DIP	— Debtor-in-Possession
EUR	— Euro
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble

At November 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	500	12/17	$123,389,125	$123,062,500	$(326,625)
Euro-BTP	1,437	3/18	236,745,685	237,897,936	1,152,251
Euro-Bobl	261	12/17	40,872,492	40,854,254	(18,238)
U.S. Treasury 2-Year Notes	100	3/18	21,451,180	21,440,625	(10,555)
U.S. Treasury 5-Year Notes	2,237	3/18	261,067,495	260,260,969	(806,526)
U.S. Treasury 10-Year Notes	5,422	3/18	675,943,089	672,582,156	(3,360,933)
U.S. Treasury Ultra Long-Term Bonds	1,665	3/18	276,193,965	274,516,875	(1,677,090)

					(5,047,716)

Contracts to Sell:
Euro	472	12/17	70,445,694	70,257,200	188,494
Euro-Bund	3	12/17	576,243	581,032	(4,789)
Euro-Bund	3,219	3/18	622,983,000	622,259,796	723,204
Euro-Buxl	60	12/17	11,921,897	11,936,298	(14,401)
Japanese 10-Year Bonds	98	12/17	131,545,441	131,424,231	121,210
U.S. Treasury Long-Term Bonds	637	3/18	97,558,815	96,644,844	913,971

					1,927,689

Net unrealized depreciation on open futures contracts					$(3,120,027)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

At November 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	3,225,700,000	USD	28,883,029	Bank of America N.A.	1/19/18	$(144,974)
USD	182,420,664	JPY	20,395,724,787	Bank of America N.A.	1/19/18	713,296
CAD	299,862,830	USD	239,909,841	Barclays Bank PLC	1/19/18	(7,306,993)
EUR	19,860,000	USD	23,256,795	Barclays Bank PLC	1/19/18	456,014
GBP	13,260,000	USD	17,677,039	Barclays Bank PLC	1/19/18	288,513
INR	2,498,520,000	USD	37,899,431	Barclays Bank PLC	1/19/18	657,418
USD	45,296,656	AUD	58,250,000	Barclays Bank PLC	1/19/18	1,247,211
USD	74,401,435	CNY	497,820,000	Barclays Bank PLC	1/19/18	(708,346)
USD	238,963	EUR	200,000	Barclays Bank PLC	1/19/18	164
USD	90,355	JPY	10,000,000	Barclays Bank PLC	1/19/18	1,264
USD	69,916,510	PHP	3,638,595,000	Barclays Bank PLC	1/19/18	(2,290,192)
EUR	42,264,002	USD	50,182,585	Citibank N.A.	1/19/18	280,567
EUR	3,400,000	USD	4,053,885	Citibank N.A.	1/19/18	5,710
EUR	24,640,000	USD	29,111,002	Citibank N.A.	1/19/18	309,119
EUR	3,150,000	USD	3,738,200	Citibank N.A.	1/19/18	22,896
EUR	1,000,000	USD	1,166,040	Citibank N.A.	1/19/18	27,958
EUR	3,000,000	USD	3,554,520	Citibank N.A.	1/19/18	27,475
IDR	638,655,130,000	USD	46,938,883	Citibank N.A.	1/19/18	79,286
JPY	5,741,010,000	USD	50,816,866	Citibank N.A.	1/19/18	330,315
MXN	755,212,786	USD	40,433,279	Citibank N.A.	1/19/18	(232,576)
USD	73,454,981	CNH	491,120,000	Citibank N.A.	1/19/18	(577,182)
USD	1,184,630	EUR	1,000,000	Citibank N.A.	1/19/18	(9,368)
USD	2,338,376	EUR	2,000,000	Citibank N.A.	1/19/18	(49,621)
USD	2,010,585	EUR	1,700,000	Goldman Sachs Group Inc.	1/19/18	(19,212)
BRL	211,952,700	USD	65,899,543	JPMorgan Chase & Co.	1/19/18	(1,478,555)
EUR	67,990,000	USD	79,505,806	JPMorgan Chase & Co.	1/19/18	1,674,147
JPY	9,088,320,000	USD	80,138,686	JPMorgan Chase & Co.	1/19/18	829,984
MXN	513,280,000	USD	26,562,338	JPMorgan Chase & Co.	1/19/18	760,049

Total						$(5,105,633)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

At November 30, 2017, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	29,000,000	11/15/43	2.474% semi-annually	3-Month LIBOR quarterly	$482,866	$449,950
	34,993,500EUR	8/23/47	1.498% annually	6-Month EURIBOR-Reuters	33,472	(647)

Total					$516,338	$449,303

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.28 Index	$331,000,000	6/20/22	1.000% quarterly	$7,084,989	$4,732,864	$2,352,125

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.29 Index	$128,500,000	12/20/22	5.000% quarterly	$(10,096,245)	$(9,310,888)	$(785,357)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$318,315,363	—	$318,315,363
Asset-Backed Securities	—	78,663,726	—	78,663,726
Collateralized Mortgage Obligations	—	251,179,456	—	251,179,456
Corporate Bonds & Notes	—	200,784,492	—	200,784,492
Senior Loans:
Health Care	—	44,940,525	$1,599,768	46,540,293
Industrials	—	61,959,314	986,566	62,945,880
Information Technology	—	35,815,392	5,964,012	41,779,404
Other Senior Loans	—	259,752,118	—	259,752,118
U.S. Government & Agency Obligations	—	77,043,769	—	77,043,769
Common Stocks	—	—	7,037	7,037
Preferred Stocks:
Financials	$861,725	—	—	861,725
Industrials	—	—	11,376	11,376
Purchased Options	878,755	—	—	878,755

Total Long-Term Investments	1,740,480	1,328,454,155	8,568,759	1,338,763,394

Short-Term Investments†	—	324,831,665	—	324,831,665

Total Investments	$1,740,480	$1,653,285,820	$8,568,759	$1,663,595,059

Other Financial Instruments:
Futures Contracts	3,099,130	—	—	3,099,130
Forward Foreign Currency Contracts	—	7,711,386	—	7,711,386
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	2,352,125	—	2,352,125
Centrally Cleared Interest Rate Swaps	—	449,950	—	449,950

Total Other Financial Instruments	$3,099,130	$10,513,461	—	$13,612,591

Total	$4,839,610	$1,663,799,281	$8,568,759	$1,677,207,650

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$6,219,157	—	—	$6,219,157
Forward Foreign Currency Contracts	—	$12,817,019	—	12,817,019
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	785,357	—	785,357
Centrally Cleared Interest Rate Swaps	—	647	—	647

Total	$6,219,157	$13,603,023	—	$19,822,180

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2018